ACQUISITION OF OPTION TO PURCHASE KLONDIKE PROJECT - Schedule for the option to buy-down royalty component (Details) (USD $)	Jun. 11, 2012
Maximum buy-down net smelter return royalty
GOLD	$ 0.50
GOLD (B)	$ 0.75
GOLD (C)	$ 1.00
GOLD (D)	$ 1.25
GOLD (E)	$ 1.50
GOLD (F)	$ 1.75
GOLD (G)	$ 2.00
SILVER	$ 0.50
SILVER (B)	$ 0.75
SILVER (C)	$ 1.00
SILVER (D)	$ 1.25
SILVER (E)	$ 1.50
SILVER (F)	$ 1.75
SILVER (G)	$ 2.00
OTHER	$ 1.00
Average market price, minimum
GOLD, Value per troy oz.	$ 0
GOLD (B), Value per troy oz.	1,201
GOLD (C), Value per troy oz.	1,601
GOLD (D), Value per troy oz.	2,001
GOLD (E), Value per troy oz.	2,401
GOLD (F), Value per troy oz.	2,801
GOLD (G), Value per troy oz.	3,200
SILVER, Value per troy oz.	0
SILVER (B), Value per troy oz.	15.01
SILVER (C), Value per troy oz.	30.01
SILVER (D), Value per troy oz.	45.01
SILVER (E), Value per troy oz.	60.01
SILVER (F), Value per troy oz.	75.01
SILVER (G), Value per troy oz.	90
Average market price, maximum
GOLD, Value per troy oz.	1,200
GOLD (B), Value per troy oz.	1,600
GOLD (C), Value per troy oz.	2,000
GOLD (D), Value per troy oz.	2,400
GOLD (E), Value per troy oz.	2,800
GOLD (F), Value per troy oz.	3,200
SILVER, Value per troy oz.	15
SILVER (B), Value per troy oz.	30
SILVER (C), Value per troy oz.	45
SILVER (D), Value per troy oz.	60
SILVER (E), Value per troy oz.	75
SILVER (F), Value per troy oz.	$ 90
Base net smelter return royalty
GOLD	$ 1.00
GOLD (B)	$ 1.50
GOLD (C)	$ 2.00
GOLD (D)	$ 2.50
GOLD (E)	$ 3.00
GOLD (F)	$ 3.50
GOLD (G)	$ 4.00
SILVER	$ 1.00
SILVER (B)	$ 1.50
SILVER (C)	$ 2.00
SILVER (D)	$ 2.50
SILVER (E)	$ 3.00
SILVER (F)	$ 3.50
SILVER (G)	$ 4.00
OTHER	$ 2.00